Leases - Schedule of Maturities of Lease Liabilities (Details) - Novopelle Diamond, LLC [Member] - USD ($)	Mar. 31, 2019	Jan. 02, 2019
2019	$ 39,898
2020	54,066
2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	373,088
Less imputed interest (8%)	(91,445)
Present value of lease liability	$ 281,643	$ 294,774